Gain (Loss) on Modification of Financial Liabilities, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about gain (loss) on modification of financial liabilities [line items]
Gain (loss) on modification of financial liabilities, net	$ (45,920)	$ 0	$ (8,332)
Senior Unsecured Bonds, Maturing December 2025
Disclosure of detailed information about gain (loss) on modification of financial liabilities [line items]
Notional amount	$ 180,000
Unsecured Revolving Credit Facility
Disclosure of detailed information about gain (loss) on modification of financial liabilities [line items]
Notional amount			$ 450,000